               Centennial America Fund, L.P.

           Centennial California Tax Exempt Trust

                Centennial Government Trust

               Centennial Money Market Trust

            Centennial New York Tax Exempt Trust

                Centennial Tax Exempt Trust

           Oppenheimer California Municipal Fund

                   Oppenheimer Bond Fund
                  on behalf of its series
          Oppenheimer Convertible Securities Fund

           Oppenheimer Capital Appreciation Fund

              Oppenheimer Capital Income Fund

           Oppenheimer Capital Preservation Fund

                 Oppenheimer Cash Reserves

              Oppenheimer Champion Income Fund

            Oppenheimer Concentrated Growth Fund

            Oppenheimer Developing Markets Fund

                 Oppenheimer Discovery Fund

              Oppenheimer Emerging Growth Fund

           Oppenheimer Emerging Technologies Fund

                Oppenheimer Enterprise Fund

                  Oppenheimer Europe Fund

                  Oppenheimer Global Fund

          Oppenheimer Global Growth & Income Fund
                                             (over)
          Oppenheimer Gold & Special Minerals Fund

                  Oppenheimer Growth Fund

                Oppenheimer High Yield Fund

                Oppenheimer Integrity Funds
                  on behalf of its series
                   Oppenheimer Bond Fund

            Oppenheimer International Bond Fund

           Oppenheimer International Growth Fund

        Oppenheimer International Small Company Fund

             Oppenheimer Large Cap Growth Fund

          Oppenheimer Limited-Term Government Fund

            Oppenheimer Main Street(R)Funds, Inc.
                  On behalf of its series
       Oppenheimer Main Street(R)Growth & Income Fund

         Oppenheimer Main Street(R)Opportunity Fund

          Oppenheimer Main Street(R)Small Cap Fund

                  Oppenheimer MidCap Fund

            Oppenheimer Money Market Fund, Inc.

              Oppenheimer Multi-Cap Value Fund

            Oppenheimer Multiple Strategies Fund

          Oppenheimer Multi-State Municipal Trust
                 On behalf of its 3 series
             Oppenheimer Florida Municipal Fund
           Oppenheimer New Jersey Municipal Fund
          Oppenheimer Pennsylvania Municipal Fund

              Oppenheimer Municipal Bond Fund

                 Oppenheimer Municipal Fund
                  On behalf of its series
          Oppenheimer Intermediate Municipal Fund

            Oppenheimer New York Municipal Fund

         Oppenheimer Quest Capital Value Fund, Inc.

             Oppenheimer Quest For Value Funds
                 on behalf of its 3 series
             Oppenheimer Quest Opportunity Fund
              Oppenheimer Small Cap Value Fund
           Oppenheimer Quest Balanced Value Fund

         Oppenheimer Quest Global Value Fund, Inc.

             Oppenheimer Quest Value Fund, Inc.

                Oppenheimer Real Asset Fund

                Oppenheimer Select Managers
                 on behalf of its 6 series
             Gartmore Millennium Growth Fund II
                    Jennison Growth Fund
             Mercury Advisors Focus Growth Fund
            Mercury Advisors S&P 500 Index Fund
                  QM Active Balanced Fund
               Salomon Brothers Capital Fund

           Oppenheimer Senior Floating Rate Fund

               Oppenheimer Series Fund, Inc.
                 on behalf of its 2 series
          Oppenheimer Disciplined Allocation Fund
                   Oppenheimer Value Fund

               Oppenheimer Special Value Fund

             Oppenheimer Strategic Income Fund

            Oppenheimer Total Return Fund, Inc.

               Oppenheimer Trinity Core Fund

              Oppenheimer Trinity Growth Fund

               Oppenheimer Trinity Value Fund
                                                (over)
             Oppenheimer U.S. Government Trust

             Oppenheimer Variable Account Funds
                 on behalf of its 10 series
           Oppenheimer Aggressive Growth Fund/ VA
                 Oppenheimer Bond Fund/ VA
         Oppenheimer Capital Appreciation Fund/ VA
           Oppenheimer Global Securities Fund/ VA
              Oppenheimer High Income Fund/ VA
     Oppenheimer Main Street(R)Growth & Income Fund/ VA
                 Oppenheimer Money Fund/ VA
          Oppenheimer Multiple Strategies Fund/ VA
           Oppenheimer Small Cap Growth Fund/ VA
            Oppenheimer Strategic Bond Fund/ VA

                 Panorama Series Fund, Inc.
                 on behalf of its 4 series
              Government Securities Portfolio
                      Growth Portfolio
         Oppenheimer International Growth Fund /VA
                   Total Return Portfolio

                 Rochester Fund Municipals

                 Rochester Portfolio Series
                  On behalf of its series

            Limited Term New York Municipal Fund

            Supplement dated September 24, 2001

This supplement amends the prospectus and statement of
additional information of each of the above-referenced
Funds, replaces each Fund's September 17, 2001 supplement
and is in addition to any existing supplements of the Funds.

      In light of recent events affecting the financial
markets, the Fund's Board has approved the following
changes to the Fund's policies on borrowings:

   For five business days commencing on September 24, 2001
   and for any additional business days thereafter as
   provided for by the U.S. Securities and Exchange
   Commission, the Fund may borrow money for liquidity
   purposes from affiliated persons and from entities other
   than banks, and may borrow in excess of 5% of its total
   assets, provided however that the Fund's total
   borrowings from all sources shall not exceed 25% of the
   Funds total assets.

September 24, 2001

Philip T. Masterson
Vice President &
Assistant Counsel

September 25, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Centennial Money Market Trust
                  File No. 811-2945
                           Registration No. 2-65245

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby being made
under Rule  497(e) of the  Securities  Act of 1933 on behalf of Centennial  Money Market Trust.  This filing  consists of a supplement  dated September 24, 2001 to the prospectus and statement  of  additional  information  related to temporary investment  policy  changes  made  in  accordance  with  SEC
Release  No.   25156  and  SEC  Release  No.   25165.   This
supplement is in addition to the existing supplement.]

      Any  questions  regarding  this  submission  are to be
directed to the attention of the undersigned.

 Very truly yours,

 /s/ Philip T. Masterson

 Philip T. Masterson
 (303) 768-2486

 Enclosures

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Ms. Gloria LaFond